Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 MYR (RM)
Schedule of Deferred Tax Assets [Abstract]
At beginning of year	$ 43,117	RM 175,810	RM 74,000
Recognised in profit or loss			101,810
At end of year	$ 43,117	RM 175,810	RM 175,810